Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0002025942
Registrant Name	Curanex Pharmaceuticals Inc
Registration File Number	333-282686
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES